Subsequent Events - 6K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events:
The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.
a)	On July 28, 2016, the Alpha Bank A.E. facility agreement, which was entered into on March 6, 2015, was further amended. The second supplemental agreement deferred part of the next four installments to the final maturity date. In addition, the application of certain liquidity covenants is deferred to July 1, 2017. The outstanding balance under this facility agreement is $7,700 as of June 30, 2016.
b)	On July 28, 2016, the Company further amended the loan agreement with Alpha Bank A.E. entered into on November 4, 2015 in order to defer certain liquidity covenants to July 1, 2017 and to also waive any event of non-compliance with such covenant that occurred post December 31, 2015.
c)	On July 29, 2016, the Company further entered into a supplemental letter to the UniCredit Bank AG facility agreement, which was entered into on September 11, 2015 and was further amended on June 3, 2016, pursuant to which effective as of December 11, 2015, the requirement for Seanergy Maritime Holdings Corp., as guarantor, to maintain liquidity in a specified amount is delayed until July 1, 2017.
d)	On August 5, 2016, the Company entered into a securities purchase agreement with an unaffiliated third party, which is an institutional investor, under which the Company sold 1,180,000 of its common shares in a registered direct offering at a price of $4.15 per share. On August 10, 2016, the Company completed the registered direct offering for net proceeds of approximately $4,147. The net proceeds of this offering are expected to be used for general corporate purposes.
e)	On September 26, 2016, the Company entered into separate agreements with an unaffiliated third party for the purchase of two second hand Capesize vessels for a gross purchase price of $20,750 per vessel. The transaction has been approved by the Board of Directors and the delivery of the vessels is subject to standard closing documentation and is expected to take place between the end of November 2016 and mid December 2016.
f)
On October 4, 2016, the Company entered into the Jelco Loan Facility, initially a $4,150 loan facility with Jelco, to fund the initial deposit for the purchase of two second hand Capesize vessels (Note 15e). On November 17, 2016 and November 28, 2016, the Company entered into amendments to the Jelco Loan Facility, which, among other things, increased the aggregate amount that the Company may borrow under the facility to up to $12,800. On November 28, 2016, the Company drew down $8,650 under the amended Jelco Loan Facility. As of November 29, 2016, $12,800 was outstanding under the Jelco Loan Facility.

g)
On November 28, 2016, the Company entered into a $32,000 secured term loan facility with Northern Shipping Fund III LP, or NSF, to partly finance the acquisition of the two second hand Capesize vessels (Note 15e). The facility bears interest at 11% per annum, which is payable quarterly, and the principal is repayable in four consecutive quarterly instalments of $900 each, commencing on March 31, 2019 and a final payment of $28,400 due on December 31, 2019 (initial termination date), assuming that the borrowers will not choose to further extend the facility for one or two in maximum yearly periods from each relevant future termination date. The facility may only be extended twice so that the final termination date shall never extend beyond the date falling on the fifth anniversary of the final drawdown date. The option to extend the facility for up to another two years from the initial termination date is subject to an extension fee of 1.75% per extended year of each relevant loan outstanding amount. On November 28, 2016, the Company drew down $7,500 under the NSF loan facility. As of November 29, 2016, $7,500 is outstanding under the NSF loan facility.

16.	Subsequent Events:
The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.
a)	On January 8, 2016, the Company's common stock began trading on a split-adjusted basis, following a December 22, 2015 approval from the Company's Board of Directors to reverse split the Company's common stock at a ratio of one-for-five. There was no change in the number of authorized shares or the par value of the Company's common stock.
b)	On January 27, 2016, the unsecured revolving convertible promissory note was further amended, increasing the maximum principal amount available to be drawn to $13,765. On January 29, 2016, the Company drew down the additional undrawn balance of $2,000.
c)	On January 27, 2016 the Company received a letter from The Nasdaq Stock Market confirming that it has regained compliance with the minimum bid price requirement.
d)	On March 7, 2016, the unsecured revolving convertible promissory note was further amended, increasing the maximum principal amount available to be drawn to $16,265, while also increasing the amount by which the Applicable Limit will be reduced from $2,000 to $2,500. On March 8, 2016, the Company drew down the additional undrawn balance of $2,500.